Fair value of financial instruments - Carrying value and an estimated fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	$ 1,241,586	$ 1,253,052	$ 863,812
Loans at amortized cost, net	6,760,434	5,713,022
Customers' liabilities under acceptances	163,345	201,515
Investment property		0	3,214
Deposits	3,205,386	3,037,457
Securities sold under repurchase agreements	300,498	427,497
Borrowings and debt, net	4,416,511	3,304,178	$ 1,966,271	$ 3,118,396
Acceptances outstanding	163,345	201,515
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,241,586	1,253,052
Securities at amortized cost	945,260	637,422
Loans at amortized cost, net	6,760,434	5,707,709
Customers' liabilities under acceptances	163,345	201,515
Deposits	3,205,386	3,037,457
Securities sold under repurchase agreements	300,498	427,497
Borrowings and debt, net	4,416,511	3,304,178
Acceptances outstanding	163,345	201,515
At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,241,586	1,253,052
Securities at amortized cost	895,154	632,848
Loans at amortized cost, net	6,785,652	5,806,915
Customers' liabilities under acceptances	163,345	201,515
Deposits	3,205,386	3,037,457
Securities sold under repurchase agreements	300,498	427,497
Borrowings and debt, net	4,389,902	3,294,135
Acceptances outstanding	163,345	201,515
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost, net	0	0
Customers' liabilities under acceptances	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	0	0
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,241,586	1,253,052
Securities at amortized cost	894,034	628,284
Loans at amortized cost, net	6,785,652	5,806,915
Customers' liabilities under acceptances	163,345	201,515
Deposits	3,205,386	3,037,457
Securities sold under repurchase agreements	300,498	427,497
Borrowings and debt, net	4,389,902	3,294,135
Acceptances outstanding	163,345	201,515
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	1,120	4,564
Loans at amortized cost, net	0	0
Customers' liabilities under acceptances	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	$ 0	$ 0